Income Taxes - Schedule of Income Tax Recognized as Component of OCI (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Income tax relating to components of other comprehensive income [abstract]
Income tax expense (recovery) related to LTIs - common shares held		$ 2,662	$ 1,091
Income tax expense (recovery) recognized in OCI	[1]	$ 2,662	$ 1,091

[1]	LTIs = long-term investments - common shares held.